8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Details) - Stock Options - $ / shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	2,975,000	2,625,000	2,525,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.47	$ 1.00	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	700,000	700,000	100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.00	$ 3.00	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(700,000)	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 3.00	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	(30,000)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 1.00	$ 0
Warrants exercised, Shares	0	(320,000)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 1.00	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	2,975,000	2,975,000	2,625,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.47	$ 1.47	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,975,000	2,975,000	2,625,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.47	$ 1.47	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 months 29 days	1 year 4 months 6 days	2 years 6 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.32	$ 0.78	$ 0.75